Derivatives and Hedging Activities (Textual) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Loss in fair value of derivatives not designated in hedging relationships		$ 66,000	$ 24,000
Credit risk related contingent features termination value	20,300,000	20,300,000
Percentage of collateral required to be posted (percent)	100.00%	100.00%
cross acceleration [Member]
Derivative [Line Items]
Credit risk related contingent features termination value	12,300,000	12,300,000
Other Credit Enhancemenets [Member]
Derivative [Line Items]
Credit risk related contingent features termination value	3,200,000	3,200,000
Cash Flow Hedges of Interest Rate Risk [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Number of Interest rate derivatives held (contracts)	6	6
Notional amount of hedged interest rate caps	31,700,000	31,700,000
Number of interest rate derivatives maturing (contracts)	4
Notional value of interest rate swap derivatives maturing	23,800,000	23,800,000
Gain (loss) in time value of hedged interest rate caps		1,000	7,000	34,000
Termination [Member]
Derivative [Line Items]
Fair value of credit risk derivatives	21,400,000	21,400,000
Net liability position [Member]
Derivative [Line Items]
Credit risk related contingent features termination value	23,500,000	23,500,000
Interest Expense [Member]
Derivative [Line Items]
Change in fair value of derivatives, ineffective portion		39,000	188,000	235,000
Interest Expense [Member] | Cash Flow Hedges of Interest Rate Risk [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Change in fair value of interest rate derivatives included in AOCI and expected to be reclassified in the next 12 months		$ 15,200,000